Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9—Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Copyrights	579,722	579,722	88,848
Customer relationship	-	26,099,600	4,000,000
Non-compete agreements*	64,961,002	64,370,622	9,865,381
Technology know-hows*	12,549,859	14,709,556	2,254,372
Subtotal	78,090,583	105,759,500	16,208,601
Less: accumulated amortization	(50,551,285)	(64,517,409)	(9,887,877)
Intangible assets, net	27,539,298	41,242,091	6,320,724

*	There is no change in carrying value of non-compete agreements and technology know-hows except for the foreign exchange translation difference from Skystar.

Amortization expense for the years ended December 31, 2018, 2019 and 2020 amounted to RMB 12,795,897, RMB 13,193,519 and RMB 14,067,634 (USD 2,155,991), respectively.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2021	16,771,896	2,570,445
2022	10,618,069	1,627,315
2023	7,774,151	1,191,459
2024	5,535,399	848,350
2025	495,786	75,984
Thereafter	46,790	7,171
Total	41,242,091	6,320,724